ACQUISITIONS (Disclosure of purchase price acquisition) (Details) - Millennial Precious Metals Corp. [Member] $ in Thousands	May 04, 2023 USD ($) Share
Purchase price:
Transaction costs	$ 1,223
Purchase price	23,997
Net assets acquired
Cash	324
Receivables	104
Prepaid	19
Restricted cash	155
Security and reclamation deposits	45
Lease receivable	209
Right of use assets	377
Property, plant and equipment	264
Exploration and evaluation assets	24,484
Accounts payable and accrued liabilities	(1,328)
Lease liability	(542)
Provision for site reclamation and remediation	(114)
Fair value of net assets acquired	23,997
Shares [Member]
Purchase price:
Equity interests of acquirer	$ 22,698
Number of instruments or interests issued or issuable | Share	16,872,050
Options [Member]
Purchase price:
Equity interests of acquirer	$ 31
Number of instruments or interests issued or issuable | Share	764,704
Warrants [Member]
Purchase price:
Equity interests of acquirer	$ 45
Number of instruments or interests issued or issuable | Share	21,903,504